Trust for Advisor Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Trust for Advisor Solutions (the “Trust”)
File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Hatteras Alpha Hedged Strategies Fund and Hatteras Disciplined Opportunity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2017, and filed electronically as Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N‑1A on April 28, 2017.

If you have any questions, please do not hesitate to contact me at (414) 765-4850 or stacie.lamb@usbank.com.

Sincerely,

/s/ Stacie L. Lamb
Stacie L. Lamb, Esq.
Secretary